Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Current
Federal	$ 0	$ 0	$ 0
State	15	23	29
Foreign	3,488	1,095	500
Total current tax provision	3,503	1,118	529
Deferred
Federal	30	60	0
State	(2)	30	0
Foreign	(1,421)	(135)	(399)
Total deferred tax benefit	(1,393)	(45)	(399)
Income tax provision	$ 2,110	$ 1,073	$ 130